Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 97,982	£ 46,321
Additions	0	86,415
Recognised in the income statement	(11,891)	(34,764)
Foreign exchange	(2)	10
Contract liabilities and other advances, end of period	86,089	97,982
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	959	1,889
Additions	0	715
Recognised in the income statement	(871)	(1,648)
Foreign exchange	(3)	3
Contract liabilities and other advances, end of period	85	959
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	87,884	28,946
Additions	0	85,700
Recognised in the income statement	(8,726)	(26,769)
Foreign exchange	1	7
Contract liabilities and other advances, end of period	79,159	87,884
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	9,139	15,486
Additions	0	0
Recognised in the income statement	(2,294)	(6,347)
Foreign exchange	0	0
Contract liabilities and other advances, end of period	£ 6,845	£ 9,139